Fair Value Measurements	6 Months Ended
Jun. 30, 2025
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 4. Fair Value Measurements

Fair Value of Financial Instruments on a Recurring Basis

The following table presents the financial assets and liabilities measured on a recurring basis by contractual maturity, including pricing category, amortized cost, gross unrealized gains and losses, and fair value.

		As of June 30, 2025				As of December 31,2024
	Pricing Category	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
Assets:
Money market funds	Level 1	$117,876	$—	$—	$117,876	$15,709	$—	$—	$15,709

Liabilities:
Derivative liability	Level 3	$—	$—	$—	$—	$1,164	$—	$—	$1,164
Earnout liability	Level 3	100,007	—	—	100,007	—	—	—	—
Warrant liability	Level 3	53,715	—	—	53,715	—	—	—	—
Common Stock warrant	Level 3	91,600	—	—	91,600	—	—	—	—
Prefunded warrant	Level 1	23,705	—	—	23,705	—	—	—	—
Total liabilities		$269,027	$—	$—	$269,027	$1,164	$—	$—	$1,164

Derivative liability – Balance		—			—	—			—
Earnout liability – Balance		—			—	—			—
Warrant – Balance		—			—	—			—

Level 3 Valuation and Reconciliation

Derivative Liability

On February 26, 2025, the Company remeasured the derivative liability using the Black-Scholes model upon the change in terms of the Hatch Note. The Hatch Note was settled on February 26, 2025, and therefore, no further remeasurement was performed after the settlement date. See Note 10, “Note Payable” for additional information regarding the Hatch Note.

The following table summarizes the significant inputs to value the derivative liability.

	February 26, 2025(1)	December 31, 2024
Class C-1 unit price	n/a	$1.47
Class A common unit price	2.16	n/a
Expected volatility	55.0% – 59.1%	55.0% – 59.1%
Risk-free rate	4.20% – 4.34%	4.20% – 4.34%
Credit risk spread	0.29	0.29
Remaining term (in years)	0.20 – 0.57	0.20 – 0.57

(1)      The Hatch Note was settled on February 26, 2025, and therefore, no further remeasurement was performed after the settlement date.

The following table presents the reconciliation of the derivative liability measured at fair value on a recurring basis.

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
	(In thousands)
Beginning balance	$—	$420	$1,164	$420
Change in estimated fair value(1)	—	—	(716)	—
Settlement of the Note upon conversion	—	—	(448)	—
Ending balance	$—	$420	$—	$420

(1)      Change in estimated fair value is recognized in (Loss) gain on fair market value of financial instruments in the Company’s Condensed Consolidated Statements of Operations.

Earnout Liability

The Company valued the Earnout liability using a Monte Carlo simulation which includes Level 3 unobservable inputs on the initial valuation date (March 13, 2025) and June 30, 2025.

The following table summarizes the significant inputs to value the Earnout liability.

	June 30, 2025	March 13, 2025
Share price	$10.96	$10.79
Expected volatility	72.0%	66.0%
Risk-free interest rate	3.82%	4.00%
Remaining term (in years)	5.7	6.0

The following table presents the reconciliation of the Earnout liability measured at fair value on a recurring basis.

	Three Months Ended June 30, 2025	Six Months Ended June 30, 2025
	(In thousands)
Beginning balance	$46,232	$—
Establishment of liability at March 13, 2025	—	99,639
Change in estimated fair value(1)	53,775	368
Ending balance	$100,007	$100,007

(1)      Change in estimated fair value is recognized in (Loss) gain on fair market value of financial instruments in the Company’s Condensed Consolidated Statements of Operations.

Warrant Liability

On March 13, 2025, the Company issued Series A Investor Warrants in exchange for prior Class A Purchase Warrants in connection with the Merger and related transactions. The Company valued the liability classified Series A Investor Warrants using a Monte Carlo simulation, which includes Level 3 unobservable inputs on the initial valuation date (March 13, 2025) and June 30, 2025. On May 2, 2025, the exercise price reset from $12.00 to $7.00 as a result of the

$75M PIPE (as defined below). See Common Stock Warrant Liability and $75M PIPE Prefunded Warrant Liability sections in this footnote below, and Note 11, “Mezzanine and Stockholders’ Equity” for further details related to the $75M PIPE financing.

The following table summarizes the significant inputs to value the Series A Investor Warrants liability.

	June 30, 2025	March 13, 2025
Share price	$10.96	$10.79
Exercise price(1)	$7.00	$12.00
Expected volatility	130.0%	65.0%
Risk-free rate	4.06%	3.95%
Dividend yield	—%	—%
Put term (in years)	3.9	4.4

(1)      On May 2, 2025, the Company reset the exercise price of this warrant from $12.00 to $7.00.

The following table presents the reconciliation of the Series A Investor Warrants liability measured at fair value on a recurring basis.

	Three Months Ended June 30, 2025	Six Months Ended June 30, 2025
	(In thousands)
Beginning balance	$34,475	$—
Establishment of liability at March 13, 2025	—	40,652
Change in estimated fair value(1)	35,758	29,581
Warrant exercises	(16,518)	(16,518)
Ending balance	$53,715	$53,715

(1)      Change in estimated fair value is recognized in (Loss) gain on fair market value of financial instruments in the Company’s Condensed Consolidated Statements of Operations.

Private Investment in Public Entity Financing

On May 2, 2025, the Company closed its private investment in public equity financing (“$75M PIPE”) with a single institutional investor. The $75M PIPE included issuance of Common Stock, Common Stock warrants and Prefunded warrants. Both Common Stock and Prefunded warrants are treated as liabilities and are remeasured at each reporting date, with the corresponding gain or loss recognized in (Loss) gain on fair market value of financial instruments on the Company’s Condensed Consolidated Statements of Operations.

See Note 11, “Mezzanine and Stockholders’ Equity — Private Investment in Public Entity Financing” for further information regarding the issuances under the $75M PIPE.

Common Stock Warrant Liability Valuation

The Company valued the Common Stock warrant, which includes Level 3 unobservable inputs using a Monte Carlo simulation model at issuance and at reporting date.

The following table summarizes the significant inputs to value the Common Stock warrant liability.

	June 30, 2025	May 2, 2025
Share price	$10.96	$10.31
Exercise price	$7.00	$7.00
Expected volatility	130.0%	140.0%
Risk-free rate	4.06%	4.21%
Dividend yield	—%	—%
Put term (in years)	5.1	5.4

(1)      Put term is 6-years from date of first exercise.

The following table presents the reconciliation of the Common Stock warrant liability measured at fair value on a recurring basis.

Three and Six Months Ended June 30, 2025
(In thousands)
Establishment of liability at May 2, 2025	$84,807
Change in estimated fair value(1)	6,793
Ending balance	$91,600

(1)      Change in estimated fair value is recognized in (Loss) gain on fair market value of financial instruments in the Company’s Condensed Consolidated Statements of Operations.

Prefunded Warrant Liability Valuation

The Company valued the Prefunded warrant based on the Company’s share value at issuance and at reporting date.

The following table summarizes the significant inputs to value the Prefunded warrants measured at fair value on a recurring basis.

	June 30, 2025	May 2, 2025
Share price	$10.96	$10.31
Exercise price	$0.0001	$0.0001

The following table presents the reconciliation of the Prefunded warrant liability measured at fair value on a recurring basis.

Three and Six Months Ended June 30, 2025
(In thousands)
Establishment of liability at May 2, 2025	$22,309
Change in estimated fair value(1)	1,396
Ending balance	$23,705

(1)      Change in estimated fair value is recognized in (Loss) gain on fair market value of financial instruments in the Company’s Condensed Consolidated Statements of Operations.